Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges, Net
Schedule of deferred charges, net

        Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2014	$4,041	$63,908	$67,949
Additions	6,887	182	7,069
Written-off amounts	(286)	(55)	(341)
Amortization	(4,387)	(15,015)	(19,402)

As of December 31, 2014	$6,255	$49,020	$55,275
Additions	2,341	—	2,341
Amortization	(3,845)	(14,038)	(17,883)

As of December 31, 2015	$4,751	$34,982	$39,733